Current and long-term debt - Drawdowns from existing facilities (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.50%	3.50%	3.50%
Periodic borrowing payment, amount		$ 2,300
Issuance of debt				$ 122,637	$ 367,578
BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Issuance of debt			$ 5,100
BNPP Sinosure Credit Facility | Ships to be installed with scrubbers | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		1	1	1
BNPP Sinosure Credit Facility | Ships to be installed with scrubbers | LR1
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		2	2	2
BNPP Sinosure Credit Facility | Ten semi annual payments
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount increase	$ 300
Periodic borrowing payment, amount	$ 5,500
BNPP Sinosure Credit Facility | Sinosure facility
Disclosure of detailed information about borrowings [line items]
Issuance of debt			$ 2,200
BNPP Sinosure Credit Facility | Sinosure facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.80%
BNPP Sinosure Credit Facility | Commercial facility
Disclosure of detailed information about borrowings [line items]
Issuance of debt			$ 2,900
BNPP Sinosure Credit Facility | Commercial facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						2.80%